Related Party Transactions - Schedule of Net Transfers (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
Related Party
Related Party Transaction [Line Items]
Transfers to parent, net	$ 35.0